Revenue Information - Summary of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 25,100,392	$ 42,203,660	$ 38,511,652
Europe
Disaggregation of Revenue [Line Items]
Total Revenue	12,500,580	19,411,490	30,211,836
PRC
Disaggregation of Revenue [Line Items]
Total Revenue	3,693,378	6,067,038	4,750,919
Others
Disaggregation of Revenue [Line Items]
Total Revenue	8,906,434	16,725,132	3,548,897
Product Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	24,025,873	41,506,620	38,052,093
Service Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,074,519	$ 697,040	$ 459,559